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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452


                         Pioneer Select Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Select Growth Fund
           Schedule of Investments  8/31/08 (unaudited)

 Shares                                                              Value

           COMMON STOCKS - 92.9 %
           Energy - 3.8 %
           Integrated Oil & Gas - 0.9 %
      400  Petrobras Brasileiro (A.D.R.) *                       $     17,188
           Oil & Gas Drilling - 2.9 %
      425  Transocean Offshore, Inc. *                           $     54,060
           Total Energy                                          $     71,248
           Materials - 7.6 %
           Diversified Metals & Mining - 4.8 %
    1,020  Freeport-McMoRan Copper & Gold, Inc. (Class B)        $     91,106
           Fertilizers & Agricultural Chemicals - 0.7 %
       50  Potash Corporation Saskatchewan, Inc.                 $      8,680
       50  The Mosaic Co. *                                             5,337
                                                                 $     14,017
           Steel - 2.1 %
      300  U.S. Steel Group, Inc. (USX)                          $     39,921
           Total Materials                                       $    145,044
           Capital Goods - 13.2 %
           Aerospace & Defense - 10.5 %
      940  Boeing Co.                                            $     61,626
    1,235  Honeywell International, Inc.                               61,960
    1,150  United Technologies Corp.                                   75,429
                                                                 $    199,015
           Electrical Component & Equipment - 2.7 %
    1,100  Suntech Power Holdings (A.D.R.) * (b)                 $     52,591
           Total Capital Goods                                   $    251,606
           Transportation - 3.6 %
           Airlines - 3.6 %
    2,800  Continental Airlines (Class B) * (b)                  $     45,500
    2,700  Delta Air Lines, Inc. *                                     21,951
                                                                 $     67,451
           Total Transportation                                  $     67,451
           Consumer Services - 1.1 %
           Hotels, Resorts & Cruise Lines - 1.1 %
      600  Starwood Hotels & Resorts                             $     21,750
           Total Consumer Services                               $     21,750
           Retailing - 7.6 %
           Apparel Retail - 7.6 %
    1,100  Abercrombie & Fitch Co.                               $     57,695
    2,410  TJX Companies, Inc.                                         87,338
                                                                 $    145,033
           Total Retailing                                       $    145,033
           Food & Drug Retailing - 1.9 %
           Drug Retail - 1.9 %
    1,000  CVS Corp.                                             $     36,600
           Total Food & Drug Retailing                           $     36,600
           Health Care Equipment & Services - 1.0 %
           Health Care Equipment - 1.0 %
    1,300  Insulet Corp. * (b)                                   $     18,642
           Total Health Care Equipment & Services                $     18,642
           Pharmaceuticals & Biotechnology - 10.0 %
           Biotechnology - 3.2 %
    1,160  Gilead Sciences, Inc. *                               $     61,109
           Life Sciences Tools & Services - 1.2 %
      600  Advanced Magnetics, Inc. *                            $     23,214
           Pharmaceuticals - 5.6 %
      100  Barr Laboratorie, Inc. *                              $      6,754
    4,145  Bristol-Myers Squibb Co.                                    88,454
    1,200  Cardiome Pharma Corp. *                                     10,548
                                                                 $    105,756
           Total Pharmaceuticals & Biotechnology                 $    190,079
           Banks - 2.9 %
           Diversified Banks - 1.3 %
    1,600  Wachovia Corp. (b)                                    $     25,424
           Regional Banks - 1.6 %
    3,200  National City Corp. (b)                               $     16,128
      500  Zions Bancorporation (b)                                    13,420
                                                                 $     29,548
           Total Banks                                           $     54,972
           Diversified Financials - 5.1 %
           Investment Banking & Brokerage - 4.2 %
    2,600  Lehman Brothers Holdings, Inc.                        $     41,834
      900  Morgan Stanley                                              36,747
                                                                 $     78,581
           Specialized Finance - 0.9 %
      200  IntercontinentalExchange Inc. *                       $     17,606
           Total Diversified Financials                          $     96,187
           Software & Services - 10.5 %
           Internet Software & Services - 4.3 %
    1,150  Akamai Technologies *                                 $     26,335
      120  Google, Inc. *                                              55,595
                                                                 $     81,930
           Systems Software - 6.2 %
    1,400  BMC Software, Inc. *                                  $     45,584
      800  McAfee, Inc. *                                              31,648
    1,855  Oracle Corp. *                                              40,680
                                                                 $    117,912
           Total Software & Services                             $    199,842
           Technology Hardware & Equipment - 17.0 %
           Communications Equipment - 9.0 %
    3,375  Corning, Inc.                                         $     69,323
    1,464  F5 Networks, Inc. *                                         49,937
    3,000  Riverbed Technogoly, Inc. * (b)                             51,030
                                                                 $    170,290
           Computer Hardware - 4.9 %
      550  Apple, Inc. *                                         $     93,242
           Computer Storage & Peripherals - 3.1 %
    3,900  EMC Corp. *                                           $     59,592
           Total Technology Hardware & Equipment                 $    323,124
           Semiconductors - 7.6 %
           Semiconductor Equipment - 2.1 %
    2,200  Applied Materials, Inc.                               $     39,424
           Semiconductors - 5.5 %
    2,690  Broadcom Corp. *                                      $     64,721
    1,785  Intel Corp.                                                 40,823
                                                                 $    105,544
           Total Semiconductors                                  $    144,968
           TOTAL COMMON STOCKS                                   $  1,766,546
           (Cost  $1,907,800)

           EXCHANGE TRADED FUNDS - 5.9 %
           Diversified Financials - 5.9 %
           Other Diversified Financial Services - 5.9 %
    5,200  Ultra Financials Proshares (ETF)                      $    111,249
           Total Diversified Financials                          $    111,249
           TOTAL EXCHANGE TRADED FUNDS                           $    111,249
           (Cost  $99,762)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 8.2 %
           Securities Lending Collateral  - 8.2 %
           Certificates of Deposit:
   4,438   CBA, 3.02%, 7/16/09                                   $     4,438
   2,219   Citibank,  2.73%, 10/30/08                                  2,219
   2,219   Abbey National Plc, 3.15%, 8/13/09                          2,219
   2,220   Banco Santander NY, 3.09%, 12/22/08                         2,220
   2,218   Bank of Nova Scotia, 3.18%, 5/5/09                          2,218
     798   Bank of Scotland NY, 2.89%, 11/4/08                           798
   3,543   Bank of Scotland NY, 3.03%, 9/26/08                         3,543
   3,994   Barclays Bank, 3.18%, 5/27/09                               3,994
   4,438   BNP Paribas NY,  2.72%, 11/3/08                             4,438
   1,864   Calyon NY, 2.64%, 9/29/08                                   1,864
     443   Calyon NY, 2.69%, 1/16/09                                     443
     261   Calyon NY, 2.69%, 1/16/09                                     261
   1,646   Dexia Bank NY, 3.37%, 9/29/08                               1,646
   3,994   DNB NOR Bank ASA NY, 2.9%, 6/8/09                           3,994
     191   Fortis, 3.11%, 9/30/08                                        191
   4,065   Intesa SanPaolo S.p.A., 2.72%, 5/22/09                      4,065
     257   NORDEA NY, 2.72%, 4/9/09                                      257
     213   NORDEA NY, 2.73%, 12/1/08                                     213
   2,219   Royal Bank of Canada NY, 2.6%, 9/5/08                       2,219
   3,328   Royal Bank of Canada NY, 3.0%, 8/7/09                       3,328
   1,332   Bank of Scotland NY, 2.96%, 11/3/08                         1,332
     257   Skandinavian Enskilda Bank NY, 3.18%, 9/22/08                 257
     443   Skandinavian Enskilda Bank NY, 3.06%, 2/13/09                 443
   3,994   Svenska Bank NY, 2.7%, 7/8/09                               3,994
   2,796   Toronto Dominion Bank NY, 2.77%, 9/5/08                     2,796
   1,331   Toronto Dominion Bank NY, 2.75%, 11/5/08                    1,331
   2,219   Wachovia, 3.62%, 10/28/08                                   2,219
                                                                 $    56,941
           Commercial Paper:
     441   Dexdel, 2.7%, 11/10/08                                $       441
   4,406   JP Morgan Chase & Co., 1.42%, 12/3/08                       4,406
     442   Met Life, Inc., 2.7%, 11/3/08                                 442
   4,438   HSBC Securities, Inc., 2.88%, 9/29/08                       4,438
   4,358   Honda Finance Corp., 2.92%, 7/14/09                         4,358
   2,212   Royal Bank of Scotland, 2.66%, 10/14/08                     2,212
   1,331   John Deere Capital Corp., 2.78%, 12/12/08                   1,331
   4,438   Monumental Global Funding, Ltd., 3.24%, 8/17/09             4,438
   3,994   New York Life Global, 2.98%, 9/4/09                         3,994
   4,438   Societe Generale, 3.29%, 9/4/09                             4,438
     422   Bank Bovespa NY, 2.79%, 3/12/09                               422
   1,997   General Electric Capital Corp., 2.77%, 1/5/09               1,997
   2,218   General Electric Capital Corp., 2.82%, 3/16/09              2,218
   2,219   CME Group, Inc., 3.0%, 8/6/09                               2,219
     821   IBM, 3.18%, 2/13/09                                           821
   2,219   IBM, 3.18%, 6/26/09                                         2,219
   3,994   Met Life Global Funding, 3.16%, 6/12/09                     3,994
   4,438   U.S. Bank, 2.912%, 8/24/09                                  4,438
     443   Wachovia Corp., 2.85%, 10/28/08                               443
   3,772   WestPac, 3.18%, 6/1/09                                      3,772
                                                                 $    53,041
           Mutual Funds:
   3,328   AIM Short Term Investment Trust, 2.47%                $     3,328
   3,328   Dreyfus Preferred Money Market Fund, 3.18%                  3,328
                                                                 $     6,657
           Tri-party Repurchase Agreements:
  13,314   ABN Amro, 2.11%, 9/2/08                               $    13,314
   1,666   Barclays Capital Markets, 2.11%, 9/2/08                     1,666
   1,011   Deutsche Bank, 2.11%, 9/2/08                                1,011
  15,621   Lehman Brothers, 2.11%, 9/2/08                             15,621
                                                                 $    31,612
           Time Deposit:
   6,657   SunTrust Banks, Inc., 1.875%, 9/2/08                  $     6,657
           Other:
     662   ABS CFAT 2008-A A1, 3.005%, 4/27/09                   $       662
           Total Securities Lending Collateral                   $
155,570
           TOTAL TEMPORARY CASH INVESTMENTS                      $    155,570
           (Cost  $155,570)
           TOTAL INVESTMENT IN SECURITIES - 107.0 %              $  2,033,365
           (Cost  $2,163,132)(a)
           OTHER ASSETS AND LIABILITIES - (7.0) %                $  (133,770)
           TOTAL NET ASSETS - 100.0 %                            $  1,899,595

       *   Non-income producing security.

(A.D.R.)   American Depositary Receipt

     (a) At August 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $2,163,132 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost               $
143,158

           Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
(272,925)

           Net unrealized loss                                     $
(129,767)

     (b)   At August 31, 2008, the following securities were out on loan:

  Shares                        Description                            Value
           Continental Airlines (Class B) *                      $    30,875
           Insulet Corp. *                                            17,925
           National City Corp.                                        15,624
           Riverbed Technogoly, Inc. *                                34,020
           Suntech Power Holdings (A.D.R.) *                          23,905
           Wachovia Corp.                                             15,890
           Zions Bancorporation                                       10,468
           Total                                                 $   148,707

           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of August
               31, 2008, in valuing the Fund's assets:

Valuation Inputs                                Investments  Other Financial
                                               in Securities  Instruments
Level 1 - Quoted Prices                         $1,877,795      0
Level 2 - Other Significant Observable Inputs	155,570		0
Level 3 - Significant Unobservable Inputs           0		0
Total                                           $2,033,365	0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2008

* Print the name and title of each signing officer under his or her signature.